Revenue- By type (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Revenue by type of service
Revenue	¥ 717,289	$ 109,480	¥ 509,711	¥ 376,844
Customer management services
Revenue by type of service
Revenue	363,381		297,592	246,702
Membership fees
Revenue by type of service
Revenue	29,450		22,846	19,139
Logistics services
Revenue by type of service
Revenue	55,653		33,942	23,397
Cloud computing services
Revenue by type of service
Revenue	60,120		40,016	24,702
Sales of goods
Revenue by type of service
Revenue	180,634		95,503	46,942
Other revenue
Revenue by type of service
Revenue	¥ 28,051		¥ 19,812	¥ 15,962